Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]
COVENANT TRANSPORTATION GROUP 401(k) & PROFIT SHARING PLAN
EIN 88-0320154 Plan No. 001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Par or Maturity Value	(e) Current Value
*	State Street Bank & Trust Co.	Cash Reserve Account	$215,489

*	Covenant	Covenant Stock Fund	4,390,934

	American Funds	American Funds Capital World G/I R6	927,508
	BNY	BNY Mellon Glbl Fixed Inc Y	203,541
	Fidelity	Fidelity 500 Index	6,748,277
	Hartford	Hartford Schroders Emerg Mkt Eq Y	416,088
	JPMorgan	JPMorgan Mid Cap Val R6	587,193
	Macquarie	Macquarie Small Cap Val R6	355,020
	Prudential	PGIM High Yield R6	771,463
	T. Rowe Price	T. Rowe Price Intgrtd US Sm-cp Gr Eq I	766,501
		Mutual Fund Total	10,775,591

	BNY Mellon	BNYM Mellon SL Mid Cap Stock Index Instl	1,234,020
	BNY Mellon	BNYM Mellon SL Small Cap 600 Stock Index Instl	966,605
	Great Gray	ClearBridge Large Cap Growth Class MSG	2,918,806
	Great Gray	Federated Hermes Total Return Bond Class MS	537,103
	Great Gray	Great Gray Trust Capital Group 2010 MS	414,252
	Great Gray	Great Gray Trust Capital Group 2015 MS	415,755
	Great Gray	Great Gray Trust Capital Group 2020 MS	1,565,749
	Great Gray	Great Gray Trust Capital Group 2025 MS	6,567,712
	Great Gray	Great Gray Trust Capital Group 2030 MS	9,549,595
	Great Gray	Great Gray Trust Capital Group 2035 MS	6,924,960
	Great Gray	Great Gray Trust Capital Group 2040 MS	7,489,253
	Great Gray	Great Gray Trust Capital Group 2045 MS	8,101,487
	Great Gray	Great Gray Trust Capital Group 2050 MS	4,755,567
	Great Gray	Great Gray Trust Capital Group 2055 MS	5,096,701
	Great Gray	Great Gray Trust Capital Group 2060 MS	2,961,801
	Great Gray	Great Gray Trust Capital Group 2065 MS	1,403
	Great Gray	Great Gray Trust Capital Group 2070 MS	35,068
	Great Gray	Janus Henderson Enterprise MS	558,332
	Great Gray	Putnam Large Cap Value Trust II Class MSG	1,120,714
	Putnam	Putnam Stable Val (25)	3,730,524
	SEI	Schroder Intl Alpha Trust H1	638,099
	State Street	State St Gl All cp Ex US Idx Cl II	932,406
	State Street	State Street U.S. Bd Idx Cl XIV	869,745
		Collective Trust Funds Total	67,385,657

*	Participant loans	Notes Receivable with interest rates of 4.25% to 9.50%	2,167,436

		TOTAL	$84,935,107

*Indicates Party-In-Interest to the Plan.

Note: Cost information has not been included in column (d) because all investments are participant directed.